Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 35,480	$ (311,116)	$ (376,421)
Other comprehensive (loss) income before reclassifications
Unrealized loss on marketable securities	(2,233)	(1,904)	(4,357)
Unrealized (loss) gain on qualifying cash flow hedging instruments	(431)	2,412	2,019
Pension adjustments, net of taxes	(3,640)	6,698	(5,402)
Foreign exchange gain on currency translation	740	1,144	0
To other income:
Impairment of marketable securities	2,062	2,560	(3,372)
To general and administrative expenses:
Realized loss (gain) on qualifying cash flow hedging instruments	257	(1,435)	(5,566)
Settlement of defined benefit pension plan	974	0	0
Other comprehensive (loss) income	(2,271)	9,475	(16,678)
Comprehensive income (loss)	33,209	(301,641)	(393,099)
Less: Comprehensive (income) loss attributable to non-controlling interests	(150,368)	150,601	18,751
Comprehensive loss attributable to stockholders of Teekay Corporation	$ (117,159)	$ (151,040)	$ (374,348)